Eaton Vance

Small-Cap Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	35,730	$1,198,742
Mercury Systems, Inc.(1)	21,996	1,703,810

		$2,902,552

Auto Components — 3.5%
Dana, Inc.(1)	84,814	$1,044,909
Dorman Products, Inc.(1)	13,910	1,257,186
Visteon Corp.(1)	10,934	756,851

		$3,058,946

Banks — 7.0%
City Holding Co.	2,930	$168,797
Commerce Bancshares, Inc.	13,225	744,435
Community Bank System, Inc.	19,414	1,057,287
First Citizens BancShares, Inc., Class A	2,640	841,579
Glacier Bancorp, Inc.	28,802	923,104
Independent Bank Corp.	10,813	566,385
Stock Yards Bancorp, Inc.	22,379	761,781
Westamerica BanCorp.	18,514	1,006,236

		$6,069,604

Biotechnology — 2.8%
Emergent BioSolutions, Inc.(1)	14,208	$1,468,113
Ligand Pharmaceuticals, Inc.(1)	9,910	944,621

		$2,412,734

Building Products — 2.2%
AZEK Co., Inc. (The)(1)	32,673	$1,137,347
CSW Industrials, Inc.	10,612	819,777

		$1,957,124

Capital Markets — 0.5%
Cohen & Steers, Inc.	7,598	$423,512

		$423,512

Chemicals — 5.0%
Balchem Corp.	14,708	$1,435,942
NewMarket Corp.	1,733	593,241
Valvoline, Inc.	123,477	2,351,002

		$4,380,185

Commercial Services & Supplies — 1.7%
Herman Miller, Inc.	25,664	$774,026
Kimball International, Inc., Class B	20,304	214,004
UniFirst Corp.	2,432	460,548

		$1,448,578

Security	Shares	Value
Diversified Consumer Services — 2.5%
Terminix Global Holdings, Inc.(1)	55,095	$2,197,189

		$2,197,189

Electric Utilities — 1.1%
ALLETE, Inc.	18,295	$946,583

		$946,583

Equity Real Estate Investment Trusts (REITs) — 8.5%
CubeSmart	52,316	$1,690,330
EastGroup Properties, Inc.	11,968	1,547,822
Healthcare Realty Trust, Inc.	49,237	1,483,018
Rexford Industrial Realty, Inc.	30,109	1,377,788
STORE Capital Corp.	48,596	1,332,988

		$7,431,946

Food & Staples Retailing — 0.9%
Performance Food Group Co.(1)	22,722	$786,636

		$786,636

Food Products — 4.1%
Flowers Foods, Inc.	35,748	$869,749
Lancaster Colony Corp.	3,499	625,621
Nomad Foods, Ltd.(1)	81,503	2,076,696

		$3,572,066

Gas Utilities — 1.7%
ONE Gas, Inc.	21,829	$1,506,419

		$1,506,419

Health Care Equipment & Supplies — 6.7%
Envista Holdings Corp.(1)	29,126	$718,830
Haemonetics Corp.(1)	19,698	1,718,650
ICU Medical, Inc.(1)	9,165	1,674,995
Integra LifeSciences Holdings Corp.(1)	25,758	1,216,293
Tandem Diabetes Care, Inc.(1)	4,622	524,597

		$5,853,365

Health Care Providers & Services — 7.6%
Addus HomeCare Corp.(1)	14,261	$1,347,807
Chemed Corp.	2,657	1,276,290
LHC Group, Inc.(1)	10,191	2,166,199
R1 RCM, Inc.(1)	107,998	1,852,166

		$6,642,462

Health Care Technology — 0.8%
Phreesia, Inc.(1)	22,092	$709,816

		$709,816

Hotels, Restaurants & Leisure — 0.5%
Choice Hotels International, Inc.(1)	4,716	$405,387

		$405,387

Insurance — 5.9%
AMERISAFE, Inc.	14,068	$806,941
First American Financial Corp.	13,340	679,139
Horace Mann Educators Corp.	35,748	1,193,983
RLI Corp.	10,858	909,140
Selective Insurance Group, Inc.	30,047	1,547,120

		$5,136,323

Security	Shares	Value
IT Services — 2.2%
Euronet Worldwide, Inc.(1)	3,537	$322,221
NIC, Inc.	80,783	1,591,425

		$1,913,646

Leisure Products — 1.8%
Brunswick Corp.	20,075	$1,182,618
Polaris, Inc.	4,229	398,964

		$1,581,582

Machinery — 4.8%
Middleby Corp.(1)	9,541	$855,923
Mueller Water Products, Inc., Class A	191,026	1,984,760
RBC Bearings, Inc.(1)	4,921	596,474
Woodward, Inc.	9,560	766,330

		$4,203,487

Marine — 0.7%
Kirby Corp.(1)	17,516	$633,554

		$633,554

Oil, Gas & Consumable Fuels — 0.7%
Parsley Energy, Inc., Class A	38,522	$360,566
PDC Energy, Inc.(1)	17,488	216,764

		$577,330

Professional Services — 1.7%
CBIZ, Inc.(1)	66,426	$1,519,163

		$1,519,163

Road & Rail — 1.9%
Landstar System, Inc.	12,875	$1,615,684

		$1,615,684

Semiconductors & Semiconductor Equipment — 1.3%
Ambarella, Inc.(1)	3,925	$204,807
Silicon Laboratories, Inc.(1)	9,498	929,379

		$1,134,186

Software — 10.7%
ACI Worldwide, Inc.(1)	79,880	$2,087,265
Altair Engineering, Inc., Class A(1)	44,088	1,850,814
CDK Global, Inc.	29,863	1,301,728
Envestnet, Inc.(1)	23,303	1,798,060
nCino, Inc.(1)	3,174	252,904
RealPage, Inc.(1)	36,011	2,075,674

		$9,366,445

Specialty Retail — 4.4%
Asbury Automotive Group, Inc.(1)	4,155	$404,905
Lithia Motors, Inc., Class A	5,455	1,243,413
National Vision Holdings, Inc.(1)	56,981	2,178,953

		$3,827,271

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.(1)	4,286	$372,796
Deckers Outdoor Corp.(1)	1,339	294,594

		$667,390

Security	Shares	Value
Thrifts & Mortgage Finance — 0.5%
Washington Federal, Inc.	20,753	$432,907

		$432,907

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	14,971	$824,902

		$824,902

Water Utilities — 1.0%
Middlesex Water Co.	14,208	$883,027

		$883,027

Total Common Stocks (identified cost $73,843,961)		$87,022,001

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	70,273	$70,273

Total Short-Term Investments (identified cost $70,273)		$70,273

Total Investments — 99.8% (identified cost $73,914,234)		$87,092,274

Other Assets, Less Liabilities — 0.2%		$180,479

Net Assets — 100.0%		$87,272,753

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $70,273, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,022,542	$37,658,292	$(38,611,197)	$733	$(97)	$70,273	$8,098	70,273

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$87,022,001	*	$—	$—	$87,022,001
Short-Term Investments	—		70,273	—	70,273
Total Investments	$87,022,001		$70,273	$—	$87,092,274

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.